CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash	$ 4	$ 43
Cash equivalents	441	426
Total cash and cash equivalents	$ 445	$ 469	$ 192	$ 204